Consolidated Statements of Operations (10K) $ in Thousands	12 Months Ended
Jun. 30, 2015 USD ($) $ / shares shares
Revenues:
License and transaction fees	$ 43,633
Equipment sales	14,444
Total revenues	58,077
Cost of services	29,429
Cost of equipment	11,825
Total costs of sales/revenues	41,254
Gross profit	16,823
Operating expenses:
Selling, general and administrative	16,451
Depreciation and amortization	612
Total operating expenses	17,063
Operating income (loss)	(240)
Other income (expense):
Interest income	83
Other income	52
Interest expense	(302)
Change in fair value of warrant liabilities	(393)
Total other income (expense), net	(560)
Income (loss) before income taxes	(800)
Benefit (provision) for income taxes	(289)
Net income (loss)	(1,089)
Cumulative preferred dividends	(668)
Net income (loss) available to common shares	$ (1,757)
Net earnings (loss) per common share - basic (in dollars per share) | $ / shares	$ (0.05)
Net earnings (loss) per common share - diluted (in dollars per share) | $ / shares	$ (0.05)
Basic weighted average number of common shares outstanding (in shares) | shares	35,719,211
Diluted weighted average number of common shares outstanding (in shares) | shares	35,719,211